EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator for basic and diluted net earnings per share:
Net income	$ 18,055	$ 31,757	$ 21,337
Weighted average shares outstanding, net of treasury stock:
Denominator for basic net earnings per share	44,760,197	43,709,278	41,905,732
Effect of dilutive securities:
Employee stock options	1,956,732	2,879,616	3,870,396
Denominator for diluted net earnings per share	46,716,929	46,588,894	45,776,128
Basic net earnings per share	$ 0.40	$ 0.73	$ 0.51
Diluted net earnings per share	$ 0.39	$ 0.68	$ 0.47